SHORT TERM BANK CREDIT AND LONG TERM LOANS (Details)			12 Months Ended		1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	May 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2010 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 06, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 07, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2009 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2008 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Three [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Three [Member] USD ($)	Dec. 31, 2011 Limco Piedmont Inc [Member] Line of Credit [Member] USD ($)	Dec. 31, 2012 Limco Piedmont Inc [Member] Line of Credit [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] ILS	Dec. 31, 2012 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Limco [Member] Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Total long-term loans	$ 3,670,000	$ 4,702,000	$ 523,000	$ 795,000		$ 2,477,000	$ 3,252,000						$ 670,000	$ 655,000
Less - current maturities			(290,000)	(282,000)		(1,594,000)							(670,000)
Total long-term loans, excluding current maturities	1,116,000	4,420,000
Interest rate, minimum						2.50%	2.50%	2.50%
Interest rate			5.25%	5.25%
Interest rate, maximum						3.50%	3.50%	3.50%
LIBOR spread													1.00%	1.00%	1.50%		1.00%	1.00%
Maturity date range, start			Jan. 01, 2012	Jan. 01, 2012		Jan. 01, 2009	Jan. 01, 2009
Maturity date range, end			Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2014	Dec. 31, 2014						Dec. 31, 2013	Dec. 31, 2013
Original amount of debt instrument								6,250,000			1,250,000	5,000,000					700,000	2,500,000
Currency of loan			NIS	NIS		USD	USD						NIS	NIS
Principal payment made on loan					750
Prepaid amount of principal balance on long-term loan									775,000	2,250,000
Principal payments due in 2013													2,554,000
Principal payments due in 2014													1,116,000
Line of credit, initiation date															Nov. 15, 2011
Line of credit, expiration date															Aug. 31, 2013
Line of credit, maximum borrowing capacity															10,000,000					5,000,000	5,000,000
Line of credit, amount outstanding															$ 4,340,000	$ 688,000			$ 32,000,000